Fair value of financial instruments - Schedule of Financial Liabilities Not Measured at Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Carrying Value
Financial liabilities not recorded at fair value:
Debt	$ 828,156	$ 828,317
Carrying Value | Term Loan
Financial liabilities not recorded at fair value:
Debt	356,564	356,937
Carrying Value | Line of Credit
Financial liabilities not recorded at fair value:
Debt	0	0
Carrying Value | Senior Notes
Financial liabilities not recorded at fair value:
Debt	471,592	471,380
Fair Value
Financial liabilities not recorded at fair value:
Debt	867,592	876,465
Fair Value | Term Loan
Financial liabilities not recorded at fair value:
Debt	360,125	363,060
Fair Value | Line of Credit
Financial liabilities not recorded at fair value:
Debt	0	0
Fair Value | Senior Notes
Financial liabilities not recorded at fair value:
Debt	507,467	513,405
Fair Value | Level 1
Financial liabilities not recorded at fair value:
Debt	0	0
Fair Value | Level 1 | Term Loan
Financial liabilities not recorded at fair value:
Debt	0	0
Fair Value | Level 1 | Line of Credit
Financial liabilities not recorded at fair value:
Debt	0	0
Fair Value | Level 1 | Senior Notes
Financial liabilities not recorded at fair value:
Debt	0	0
Fair Value | Level 2
Financial liabilities not recorded at fair value:
Debt	507,467	513,405
Fair Value | Level 2 | Term Loan
Financial liabilities not recorded at fair value:
Debt	0	0
Fair Value | Level 2 | Line of Credit
Financial liabilities not recorded at fair value:
Debt	0	0
Fair Value | Level 2 | Senior Notes
Financial liabilities not recorded at fair value:
Debt	507,467	513,405
Fair Value | Level 3
Financial liabilities not recorded at fair value:
Debt	360,125	363,060
Fair Value | Level 3 | Term Loan
Financial liabilities not recorded at fair value:
Debt	360,125	363,060
Fair Value | Level 3 | Line of Credit
Financial liabilities not recorded at fair value:
Debt	0	0
Fair Value | Level 3 | Senior Notes
Financial liabilities not recorded at fair value:
Debt	$ 0	$ 0